Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	VTTI
Entity Registrant Name	VTTI ENERGY PARTNERS LP
Entity Central Index Key	0001605725
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	20,125,000
Subordinated Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	20,125,000
General Partner [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	821,429